SIMPSON THACHER & BARTLETT LLP

425 Lexington Avenue

New York, N.Y. 10017-3954

(212) 455-2000

Facsimile (212) 455-2502

DIRECT DIAL NUMBER	E-MAIL ADDRESS
212-455-2411	BGANIS@STBLAW.COM

March 18, 2005

Re:	New Skies Satellites B.V. Registration Statement on Form S-4

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington D.C.  20549

Ladies and Gentlemen:

On behalf of New Skies Satellites B.V., a private company with limited liability (besloten vennootschap met beperkte aansprakelijkheid) organized under the laws of The Netherlands (the “Company”), we hereby transmit for electronic filing, pursuant to Rule 101(a) of Regulation S-T of the Securities Act of 1933, as amended (the “Securities Act”), a Registration Statement on Form S-4, together with certain exhibits thereto, relating to the Company’s offer to exchange $160,000,000 aggregate principal amount of its Senior Floating Rate Notes due 2011 (the “Exchange Floating Rate Notes”) for an equal aggregate principal amount of substantially identical notes issued by the Company that have not been registered under the Securities Act and $125,000,000 aggregate principal amount of its 9 1/8% Senior Subordinated Notes due 2012 (the “Exchange Senior Subordinated Notes” and, together with the Exchange Floating Rate Notes, the “Exchange Notes”) for an equal aggregate principal amount of substantially identical notes issued by the Company that have not been registered under the Securities Act.

The Company is registering the exchange offers on the S-4 Registration Statement in reliance on the position of the Securities and Exchange Commission (the “Commission”) enunciated in Exxon Capital Holdings Corporation, available May 13, 1988 (“Exxon Capital”), Morgan Stanley & Co., Incorporated, available June 5, 1991 (regarding resales) and Shearman & Sterling, available July 2, 1993 (with respect to the participation of broker-dealers.)  The Registrants have further authorized us to include the following representation to the Staff of the Commission:

1.                                       The Company has not entered into any arrangement or understanding with any person to distribute the Exchange Notes and, to the best of the Company’s information and belief without independent investigation, each person participating in the exchange offers is acquiring the Exchange Notes in its ordinary course of business and is not engaged in, does not intend to engage in, and has no arrangement or understanding with any person to participate in, the distribution of the Exchange Notes.  In this regard, the Company will disclose to each person participating in the exchange offers that if such person is participating in the exchange offers for the purpose of distributing the Exchange Notes, such person (i) could not rely on the staff position enunciated in Exxon Capital or interpretive letters to similar effect and (ii) must comply with registration and prospectus delivery requirements of the Securities Act in connection with a secondary resale transaction.  The Company acknowledges that such a secondary resale transaction by such person participating in the exchange offers for the purpose of distributing the Exchange Notes should be covered by an effective registration statement containing the selling securityholder information required by Item 507 of Regulation S-K.

2.                                       No broker-dealer has entered into any arrangement or understanding with the Company or an affiliate of the Company to distribute the Exchange Notes.  The Company will disclose to each person participating in the exchange offers (through the exchange offers prospectus) that any broker-dealer who receives the Exchange Notes for its own account pursuant to the exchange offers may be a statutory underwriter and must deliver a prospectus meeting the requirements of the Securities Act in connection with any resale of those Exchange Notes.  The Company will also include in the letter of transmittal to be executed by each holder participating in the exchange offers that each broker-dealer that receives the Exchange Notes for its own account pursuant to the exchange offerss must acknowledge that it will deliver a prospectus meeting the requirements of the Securities Act in connection with any resale of those Exchange Notes and that by so acknowledging and delivering a prospectus, the broker-dealer will not be deemed to admit that it is an “underwriter” within the meaning of the Securities Act.

The filing fee in the amount of $33,545 was deposited by wire transfer of same-day funds to the Securities and Exchange Commission’s account on February 16, 2005.

Please note that the disclosure in the Company’s Registration Statement on Form S-4 is based on disclosure contained in the Registration Statement on Form S-1 of New Skies Satellites Holdings Ltd. (File No. 333-122322) (the “S-1”), which was originally filed on January 27, 2005 (and amended on March 9, 2005) and is currently being reviewed by the Commission.  We note that the S-1 is being reviewed primarily by Cheryl Grant of the Commission’s staff.

Should you have any questions regarding this filing, please do not hesitate to contact me (phone: 212-455-2411; fax: 212-455-2502).

Very truly yours,

/s/ Bret Ganis

Bret Ganis

cc: Cheryl Grant